Fair Values - Summary of Changes in Instruments Included in Fair Value Level 3 (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	$ 489,641,114
Ending balance	569,691,898	$ 489,641,114
Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	1,769,675	2,881,461
Transfers	1,644,851	(668,851)
Purchases	16,735,429	3,076,508
Sales	(18,200,469)	(3,294,366)
Income (Loss)	608,842	290,555
Inflation Effect	(1,162,087)	(515,632)
Ending balance	1,396,241	1,769,675
Government securities [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	243,931	576,840
Transfers	1,255,553	(234,067)
Purchases	10,382,946	450,486
Sales	(11,115,519)	(504,713)
Income (Loss)	149,564	46,969
Inflation Effect	(447,061)	(91,584)
Ending balance	469,414	243,931
Private securities [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	1,442,054	2,211,213
Transfers	389,298	(434,784)
Purchases	6,352,483	2,626,022
Sales	(7,084,950)	(2,789,653)
Income (Loss)	372,340	233,810
Inflation Effect	(678,657)	(404,554)
Ending balance	792,568	1,442,054
Equity instruments [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	83,690	93,408
Income (Loss)	86,938	9,776
Inflation Effect	(36,369)	(19,494)
Ending balance	$ 134,259	$ 83,690